Debt Extinguishment - Schedule of Gain on Debt Extinguishment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 10, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 6 for 2020 and note 8 for 2019)		$ 45,731,614	$ 62,087,818
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8)		(36,271,137)
Fair value of shares related to settlement of debt and warrants (note 8)		(1,252,772)
Loss from conversion of debt and warrants to Series D preferred stock (note 6 and 8)		(239,678)
Loss from settlement of debt (note 8)		(259,587)
Gain from settlement of accounts payable		138,633
Fair value of common shares issued on Modification Date (note 10)			(17,934,000)
Fair value of warrants issued on modification dates (note 10)			(3,620,498)
Conversion inducement expense (note 10)			(1,164,220)
Write-off of remaining debt discount			(1,165,358)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)			385,385
Reduction of principal and interest balances due			501,041
Gain (loss) on debt extinguishment, net	$ 237,665	$ 7,847,073	$ 39,090,168